Transactions with Related Parties (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Transactions with Related Parties
Total deposits with related parties	$ 9,220,641	$ 14,251,646
Amount paid to CFSG	$ 65,550	$ 48,780